Consolidated income statements - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement [line items]
Net sales to third parties from continuing operations	$ 48,659	$ 47,445	$ 44,751
Sales to discontinued segment		53	82
Net sales from continuing operations	48,659	47,498	44,833
Other revenues	1,239	1,179	1,266
Cost of goods sold	(15,121)	(14,425)	(14,510)
Gross profit from continuing operations	34,777	34,252	31,589
Selling, general and administration	(14,197)	(14,369)	(13,717)
Research and development	(8,980)	(9,402)	(8,489)
Other income	1,742	2,031	1,629
Other expense	(3,190)	(3,426)	(2,609)
Operating income from continuing operations	10,152	9,086	8,403
Income from associated companies	673	659	6,438
Interest expense	(869)	(850)	(932)
Other financial income and expense	(78)	45	186
Income before taxes from continuing operations	9,878	8,940	14,095
Taxes	(1,807)	(1,793)	(1,295)
Net income from continuing operations	8,071	7,147	12,800
Net income/loss from discontinued operations before gain on distribution		(101)	(186)
Gain on distribution of Alcon Inc. to Novartis AG shareholders		4,691
Net income/loss from discontinued operations		4,590	(186)
Net income	8,071	11,737	12,614
Attributable to
Shareholders of Novartis AG	8,072	11,732	12,611
Non-controlling interests	$ (1)	$ 5	$ 3
Basic earnings per share [abstract]
Basic earnings per share, Continuing operations	$ 3.55	$ 3.12	$ 5.52
Basic earnings per share, Discontinued operations		2.00	(0.08)
Basic earnings per share	3.55	5.12	5.44
Diluted earnings per share [abstract]
Diluted earnings per share, Continuing operations	3.52	3.08	5.46
Diluted earnings per share, Discontinued operations		1.98	(0.08)
Diluted earnings per share	$ 3.52	$ 5.06	$ 5.38